Deferred Tax - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Deferred tax assets and liabilities [Line Items]
Redemption on non-cumulative subordinated notes		€ 90
Deferred tax assets recognized for tax losses, gross	€ 193	125	[1]	€ 79
Deferred corporate income tax assets not recognized in respect of deductible temporary differences relating to financial assets, gross	32	40
Deferred corporate income tax assets not recognized in respect of deductible temporary differences relating to financial assets tax amount	6	8
Unused tax credits [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	391
Deferred tax assets recognized for tax losses, tax		473
Taxable temporary differences [member] | Defined benefit plans and Other items [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	99	29
Gross amounts	406	162
Unremitted earnings [member]
Deferred tax assets and liabilities [Line Items]
Deferred corporate income tax assets not recognized in respect of deductible temporary differences relating to financial assets, gross	1,774	1,770
Deferred corporate income tax assets not recognized in respect of deductible temporary differences relating to financial assets tax amount	383	361
Others And Tax Credit And Tax Losses Carried Forward [Member]
Deferred tax assets and liabilities [Line Items]
Transfer to/from other headings	473
Losses [member]
Deferred tax assets and liabilities [Line Items]
Transfer to/from other headings	(473)
Deferred tax assets recognized for tax losses, gross	1,379	1,317
Deferred tax assets recognized for tax losses, tax	€ 236	€ 225

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.